Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.96%
Alabama–1.90%
Black Belt Energy Gas District (The); Series 2016 A, RB(a)	4.00%	06/01/2021	$ 5,000	$ 5,075,650
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	28,000	32,316,200
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	2,101,200
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	1.00%	04/01/2024	8,625	8,613,183
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	0.75%	04/01/2024	2,875	2,879,974
				50,986,207
Alaska–0.38%
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,596,902
North Slope (Borough of), AK;
Series 2018 A, GO Bonds	5.00%	06/30/2021	1,000	1,027,170
Series 2018 A, GO Bonds	5.00%	06/30/2022	1,710	1,756,358
Valdez (City of), AK (BP Pipelines); Series 2003 B, Ref. RB	5.00%	01/01/2021	1,800	1,806,876
				10,187,306
Arizona–3.98%
Arizona (State of);
Series 2019, Ref. RB	5.00%	07/01/2026	10,000	12,519,100
Series 2019, Ref. RB	5.00%	07/01/2027	10,500	13,505,730
Arizona (State of) Health Facilities Authority (Banner Health);
Series 2015 B, VRD RB (LOC -BK Tokyo-Mitsubishi UFJ)(c)(d)	0.04%	01/01/2046	24,550	24,550,000
Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(c)(d)	0.01%	01/01/2046	4,500	4,500,000
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	15,709	16,622,953
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	555,275
Series 2019 A, RB	5.00%	01/01/2024	555	561,449
Series 2019 A, RB	5.00%	01/01/2025	605	612,762
Series 2019 A, RB	5.00%	01/01/2026	735	743,511
Series 2019 A, RB	5.00%	01/01/2027	800	805,800
Series 2019 B, RB	5.00%	01/01/2043	2,520	2,111,004
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,904,950
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(e)	5.00%	02/15/2026	1,150	1,278,145
Maricopa (County of), AZ Industrial Development Authority (Banner Health); Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	8,769,375
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,315,280
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,964,852
Phoenix Civic Improvement Corp.;
Series 2014 B, RB	5.00%	07/01/2027	2,450	2,857,116
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,871,007
				107,048,309
California–4.74%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 D, Ref. RB (70% of 3 mo. USD LIBOR + 0.55%)(a)(b)	0.71%	04/01/2021	1,000	1,000,040
California (State of);
Series 2003 A-2, VRD GO Bonds (LOC - Bank Of Montreal)(c)(d)	0.01%	05/01/2033	500	500,000
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(b)	0.53%	12/01/2023	7,000	7,002,450
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(a)(b)	0.87%	12/01/2021	10,000	10,013,500
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,685,700
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	5,344,433
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,725	1,838,350
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	$ 750	$ 854,745
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,135,470
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(f)	5.00%	05/15/2024	350	396,921
Series 2019, RB (INS - BAM)(f)	5.00%	05/15/2025	500	584,530
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.38%)(a)(b)	0.49%	08/01/2021	5,000	4,999,700
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2021	1,500	1,496,520
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,530,315
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,930,200
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,659,543
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2025	3,000	2,926,410
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,059,560
Mizuho Floater/Residual Trust; Series 2020, VRD RB(c)(e)	0.35%	10/01/2036	18,800	18,800,000
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(g)	0.00%	08/01/2023	1,300	1,282,944
Sacramento (County of), CA;
Series 2018 B, Ref. RB(h)	5.00%	07/01/2022	750	805,537
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,117,310
San Diego Association of Governments (Mid-Coast Corridor Transit) (Green Bonds); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,556,230
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,907,895
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,953,765
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2022	1,900	1,887,840
Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2023	2,000	1,973,240
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(f)	5.00%	09/01/2022	1,500	1,619,730
Series 2015, Ref. RB (INS - BAM)(f)	5.00%	09/01/2023	1,000	1,124,720
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,072,900
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	725,940
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,727,955
University of California; Series 2013 AL-2, Ref. VRD RB(c)	0.01%	05/15/2048	6,500	6,500,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,340,440
				127,354,833
Colorado–1.84%
Arkansas (State of) River Power Authority;
Series 2006, RB(h)	5.88%	10/01/2021	1,045	1,092,652
Series 2006, RB(h)	5.88%	10/01/2026	3,500	4,154,255
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,282,920
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB(a)	5.00%	11/19/2026	8,500	10,681,270
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	4,600	5,611,862
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 B-1, Ref. RB(a)	5.00%	08/01/2025	7,500	8,743,725
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,413,892
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	2,000	2,172,660
E-470 Public Highway Authority;
Series 2017 B, Ref. RB (67% of 1 mo. USD LIBOR + 1.05%)(a)(b)	1.15%	09/01/2021	2,000	2,001,400
Series 2019, Ref. RB (67% of 1 mo. USD LIBOR + 0.42%)(a)(b)	0.52%	09/01/2021	1,500	1,495,980
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	925	948,541
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	1,015	1,117,302
Series 2008, RB	6.25%	11/15/2028	2,000	2,553,060
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2027	$ 130	$ 153,955
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2028	125	147,453
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2029	125	146,879
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2030	125	146,525
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2026	385	475,052
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2027	400	505,064
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2028	415	535,055
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	420	551,464
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2030	435	568,393
				49,499,359
Connecticut–1.55%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(b)	0.95%	03/01/2022	5,000	5,031,400
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,448,685
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,923,943
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	9,874,350
Series 2018, RB	5.00%	01/01/2027	3,000	3,775,800
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2001 V-1, VRD RB(c)	0.01%	07/01/2036	9,640	9,640,000
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(h)	4.00%	07/01/2022	2,590	2,746,073
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,319,570
				41,759,821
District of Columbia–0.42%
District of Columbia (Georgetown University);
Series 2011, RB(a)(h)	5.00%	04/01/2021	2,055	2,087,921
Series 2017, Ref. RB(h)	5.00%	04/01/2023	1,000	1,107,580
Series 2017, Ref. RB(h)	5.00%	04/01/2024	1,500	1,729,125
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,269,750
				11,194,376
Florida–3.14%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2019, Ref. RB	5.00%	12/01/2020	550	550,000
Series 2019, Ref. RB	5.00%	12/01/2021	500	521,585
Series 2019, Ref. RB	5.00%	12/01/2022	600	650,958
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,227,500
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,860,588
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	6,017,250
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,561,280
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	7,072,320
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,171,411
Florida (State of) (State Board of Education); Series 2011 D, Ref. GO Bonds(a)(h)	5.00%	06/01/2021	10,000	10,242,500
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2021	450	458,986
Series 2019, RB	5.00%	10/01/2022	495	520,176
Series 2019, RB	5.00%	10/01/2024	350	384,584
Series 2019, RB	5.00%	10/01/2025	475	531,919
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,670,953
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,107,480
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017-A, Ref. RB	5.00%	10/01/2026	4,000	5,031,520
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	6,540,976
Gulf Breeze (City of), FL (Local Government Loan Program); Series 1985 J, RB(i)	4.50%	12/01/2020	3,050	3,050,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	$ 1,250	$ 1,409,012
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,228,195
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS - AGM)(f)	5.00%	10/01/2021	1,700	1,765,790
Series 2015, Ref. RB (INS - AGM)(f)	5.00%	10/01/2022	1,500	1,627,440
JEA Water & Sewer System Revenue; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,512,005
Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(f)	5.00%	10/01/2024	2,600	3,007,992
Miami-Dade (County of), FL;
Series 2010 B, RB (INS - AGM)(f)	5.00%	10/01/2035	1,000	1,011,780
Series 2010 B, Ref. RB (INS - AGM)(f)	5.00%	10/01/2023	3,500	3,523,730
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(c)(d)	0.08%	07/01/2037	2,000	2,000,000
				84,257,930
Georgia–1.04%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(f)	5.25%	11/01/2027	2,000	2,551,000
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,369,780
Atlanta (City of), GA Department of Aviation;
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,356,040
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,324,560
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	2,180,737
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,266,269
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	3,108,000
Series 1994, RB(a)	2.15%	06/13/2024	2,000	2,091,120
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,380	1,475,013
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2025	355	417,682
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2026	300	363,783
Series 2019, RB	5.00%	01/01/2028	800	1,013,232
Main Street Natural Gas, Inc.; Series 2019 B, RB(a)	4.00%	12/02/2024	3,000	3,421,140
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.52%	08/16/2022	2,000	1,998,580
				27,936,936
Hawaii–0.84%
Hawaii (State of);
Series 2010 A, RB	5.75%	07/01/2035	2,000	2,000,000
Series 2013, GO Bonds	5.00%	08/01/2028	7,000	7,850,150
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	6,110,320
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,629,636
				22,590,106
Idaho–0.26%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,193,000
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,536,692
Regents of the University of Idaho; Series 2011, Ref. RB(a)	5.25%	04/01/2021	3,305	3,351,567
				7,081,259
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–11.64%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$ 3,205	$ 3,397,717
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	6,110,953
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,763,709
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,687,730
Series 2012, RB	5.00%	01/01/2027	1,000	1,045,750
Series 2014, RB	5.00%	11/01/2021	1,000	1,039,660
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,098,160
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB(h)	5.00%	01/01/2022	3,650	3,837,793
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,480,250
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(f)(g)	0.00%	12/01/2025	735	652,724
Chicago (City of), IL Transit Authority;
Series 2010, Ref. RB (INS - AGM)(f)	5.00%	06/01/2028	755	756,623
Series 2011, RB(a)(h)	5.25%	12/01/2021	4,050	4,254,485
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. RB	5.00%	06/01/2021	8,000	8,172,480
Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,730,920
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,774,095
Cook (County of), IL;
Series 2010 A, Ref. GO Bonds	5.25%	11/15/2033	4,775	4,788,609
Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	9,113,208
Cook County School District No. 144 (Prairie Hills); Series 2010 A, GO Bonds(h)	4.25%	12/01/2020	555	555,000
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,066,257
Illinois (State of);
Series 2007, GO Bonds(h)	4.75%	04/01/2032	5,955	5,963,992
Series 2010, Ref. GO Bonds	5.00%	01/01/2022	5,000	5,015,050
Series 2010, Ref. GO Bonds	5.00%	01/01/2023	525	526,554
Series 2011, RB	5.00%	06/15/2027	10,500	10,679,235
Series 2011, RB	5.00%	06/15/2028	5,500	5,589,100
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	4,890,346
Series 2013, GO Bonds	5.00%	07/01/2021	2,500	2,550,650
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,145,420
Series 2013, RB	5.00%	06/15/2026	500	539,560
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,010,645
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,729,620
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,175,046
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,826,200
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,548,400
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,609,005
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,615,510
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(a)(b)	0.85%	07/01/2023	3,750	3,753,788
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(a)(b)	0.61%	09/01/2022	6,845	6,810,364
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(a)(e)	4.75%	08/01/2030	11,000	11,440,440
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	11,733,947
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(c)	0.08%	12/01/2046	2,000	2,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(d)	0.01%	11/15/2037	19,000	19,000,000
Series 2018 C, Ref. VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.02%	11/15/2037	17,700	17,700,000
Illinois (State of) Finance Authority (Palos Hospital);
Series 2010 C, RB	5.38%	05/15/2025	6,000	6,021,780
Series 2010, Ref. RB	5.13%	05/15/2035	15,000	15,041,850
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(c)(d)	0.02%	08/01/2043	14,360	14,360,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB(a)(h)	5.70%	06/15/2022	$ 875	$ 954,931
Series 2002, RB (INS - NATL)(f)	5.70%	06/15/2025	3,125	3,331,750
Series 2002, RB (INS - NATL)(f)(g)	0.00%	12/15/2032	25,000	17,215,750
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2032	1,250	1,356,425
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,929,365
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.35%	01/01/2021	230	230,152
Series 2020, Ref. RB	2.50%	01/01/2022	240	242,484
Series 2020, Ref. RB	2.50%	01/01/2023	245	249,939
Series 2020, Ref. RB	3.00%	01/01/2026	280	294,437
Series 2020, Ref. RB	3.10%	01/01/2027	290	304,863
Series 2020, Ref. RB	3.25%	01/01/2028	305	320,473
Series 2020, Ref. RB	3.35%	01/01/2029	320	334,240
Series 2020, Ref. RB	3.50%	01/01/2030	330	344,005
Series 2020, Ref. RB	3.60%	01/01/2031	345	358,917
Series 2020, Ref. RB	3.70%	01/01/2032	490	510,271
Railsplitter Tobacco Settlement Authority;
Series 2010, RB(a)(h)	5.50%	06/01/2021	1,500	1,539,720
Series 2017, RB	5.00%	06/01/2025	7,000	8,344,000
Regional Transportation Authority;
Series 1997, Ref. RB (INS - NATL)(f)	6.00%	06/01/2023	1,460	1,555,002
Series 2002 A, RB (INS - NATL)(f)	6.00%	07/01/2021	2,055	2,118,582
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(f)	5.00%	12/01/2046	4,000	4,776,000
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,669,959
Springfield (City of), IL Electric Revenue; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,197,720
				312,781,610
Indiana–1.78%
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,634,570
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2040	7,955	7,971,865
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,493,071
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,065,780
Series 2012 C, RB	3.00%	11/01/2030	3,000	3,098,670
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(d)	0.03%	11/01/2037	13,085	13,085,000
Indiana (State of) Municipal Power Agency;
Series 2011 A, RB	5.00%	01/01/2021	250	250,947
Series 2011 A, RB(a)(h)	5.00%	07/01/2021	250	256,900
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	1.13%	10/15/2022	2,875	2,875,489
Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,649,956
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,500,139
				47,882,387
Iowa–0.47%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	6,000	6,524,520
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(e)	0.68%	01/04/2024	6,095	6,095,000
				12,619,520
Kansas–0.92%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,506,650
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,492,900
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	11,975	12,694,937
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2021	1,000	1,034,970
				24,729,457
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.64%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.50%	02/01/2025	$ 2,340	$ 2,315,383
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,855,954
Series 2015, RB	5.00%	07/01/2022	850	891,803
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2026	2,000	2,380,580
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2027	3,380	3,994,585
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2028	2,870	3,367,428
Kentucky (Commonwealth of) Property & Building Commission; Series 2020 C, Ref. RB	5.00%	11/01/2021	5,000	5,211,950
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,703,920
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	16,459,665
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	7,830	8,679,007
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	5,632,300
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,300,463
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,865,259
Series 2017, Ref. RB	5.00%	05/15/2025	5,285	6,385,707
				71,044,004
Louisiana–2.60%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil); Series 2010 A, VRD RB(c)	0.04%	08/01/2035	1,051	1,051,000
Jefferson Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2023	1,000	1,132,920
Series 2019 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2024	1,000	1,174,380
Louisiana (State of);
Series 2012 A, GO Bonds(a)(h)	5.00%	08/01/2022	1,980	2,136,757
Series 2013 A, RB	5.00%	06/15/2033	1,050	1,161,594
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,807,520
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	12,152,700
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,518,780
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center); Series 2015 A-2, RB(a)	5.00%	06/01/2025	5,000	5,928,250
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS - AGM)(f)	5.00%	06/01/2022	14,575	15,597,582
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,595,800
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	775,817
Series 2015, RB	5.00%	12/01/2023	600	679,560
Series 2015, RB	5.00%	06/01/2024	400	460,256
Series 2015, RB	5.00%	12/01/2024	750	882,082
Series 2015, RB	5.00%	06/01/2025	500	596,245
Series 2015, RB	5.00%	12/01/2025	825	998,473
Series 2015, RB	5.00%	06/01/2026	250	298,890
Series 2015, RB	5.00%	12/01/2026	500	601,715
Series 2015, RB	5.00%	06/01/2027	350	416,633
Series 2015, RB	5.00%	12/01/2027	750	900,705
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	545,710
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	565,980
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,171,780
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(f)	5.00%	10/01/2026	200	245,378
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(a)	4.00%	06/01/2022	2,865	2,975,646
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	3,053,040
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,345,900
				69,771,093
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.07%
Lewiston (City of), ME (UBS Financial Services, Inc.);
Series 2008 B, GO Bonds (INS - AGM)(f)	5.00%	12/15/2020	$ 870	$ 871,514
Series 2008 B, GO Bonds (INS - AGM)(f)	5.50%	12/15/2023	950	954,009
				1,825,523
Maryland–1.04%
Maryland (State of);
Series 2014 B, GO Bonds	5.00%	08/01/2021	5,000	5,161,200
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,743,900
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	10,915	11,033,864
				27,938,964
Massachusetts–2.70%
Massachusetts (Commonwealth of) Department of Transportation;
Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,897,480
Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	6,296,400
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)	5.00%	01/01/2023	4,750	5,192,700
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	986,799
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,810,232
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,203,950
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB(a)	5.00%	04/01/2024	6,880	7,740,619
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.52%	01/27/2022	300	300,228
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,567,744
Series 2017 S-4, Ref. RB(a)	5.00%	01/25/2024	15,000	17,137,800
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,887,708
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,142,310
Massachusetts (State of) Housing Finance Agency; Series 2016-185, Ref. RB	4.20%	06/01/2046	680	744,165
Metropolitan Boston Transit Parking Corp.; Series 2011, RB	5.00%	07/01/2041	15,265	15,623,728
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,109,599
				72,641,462
Michigan–1.51%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,778,419
Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,524,305
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB(a)	3.50%	11/15/2022	4,000	4,224,040
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. RB (INS - AGM)(f)	5.00%	07/01/2021	4,000	4,110,400
Series 2014 D-1, Ref. RB (INS - AGM)(f)	5.00%	07/01/2022	10,000	10,748,800
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,075,740
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015 D-1, Ref. RB (68% of 1 mo. USD LIBOR + 0.40%)(a)(b)	0.50%	10/15/2021	6,700	6,681,709
Michigan (State of) Finance Authority (Trinity Health Corp.); Series 2015, Ref. RB(a)(h)	5.00%	06/01/2022	7,000	7,498,750
				40,642,163
Minnesota–0.50%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	549,215
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,365,600
Series 2017, Ref. RB	5.00%	05/01/2025	800	941,680
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	$ 1,780	$ 2,087,762
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,808,576
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,228,510
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,244,563
Series 2016 C, RB	4.00%	01/01/2021	175	175,504
Series 2016 C, RB	5.00%	01/01/2022	250	262,053
Series 2016 C, RB	5.00%	01/01/2023	225	246,168
Series 2016 C, RB	5.00%	01/01/2024	200	227,642
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,088,620
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(c)	0.09%	11/01/2035	1,195	1,195,000
				13,420,893
Mississippi–2.16%
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB(c)	0.06%	12/01/2039	3,680	3,680,000
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	451,212
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,288,916
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 E, VRD IDR(c)	0.06%	12/01/2030	9,300	9,300,000
Series 2010 E, VRD IDR(c)	0.10%	12/01/2030	1,200	1,200,000
Series 2010 G, VRD RB(c)	0.06%	11/01/2035	24,200	24,200,000
Series 2010 H, VRD IDR(c)	0.06%	11/01/2035	4,710	4,710,000
Series 2010 I, VRD IDR(c)	0.06%	11/01/2035	5,700	5,700,000
Series 2010 K, VRD RB(c)	0.06%	11/01/2035	2,400	2,400,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	5,000	5,023,900
				57,954,028
Missouri–0.59%
Health & Educational Facilities Authority of the State of Missouri (Mercy Health); Series 2018 A, Ref. RB	5.00%	06/01/2026	120	147,144
Kansas City (City of), MO;
Series 2010 B, Ref. RB	4.13%	01/01/2021	2,000	2,005,880
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,677,000
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,100,860
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019 B, RB(a)	2.88%	02/01/2022	3,600	3,600,072
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,102,632
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,357,159
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	870	910,942
				15,901,689
Nebraska–0.38%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	7,750	8,733,785
Lincoln (City of), NE; Series 2012, Ref. RB(a)(h)	5.00%	09/01/2022	1,250	1,352,763
				10,086,548
Nevada–0.11%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,147,440
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.50%	06/15/2024	900	900,171
				3,047,611
New Hampshire–0.05%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB(a)(h)	5.25%	10/01/2021	525	546,672
Series 2011, RB(a)(h)	5.50%	10/01/2021	510	532,114
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	$ 200	$ 200,972
				1,279,758
New Jersey–6.60%
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,575,200
Series 2020 A, GO Bonds	5.00%	06/01/2029	15,000	19,147,500
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(f)	5.50%	09/01/2022	5,000	5,403,200
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,547,775
Series 2012, Ref. RB	5.00%	06/15/2025	215	221,110
Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	07/01/2027	8,200	10,060,006
Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	07/01/2028	5,005	6,104,148
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - NATL)(f)	5.50%	12/15/2020	3,295	3,300,700
Series 2005 B, RB (INS - AGC)(f)	5.50%	12/15/2021	6,000	6,304,500
Series 2005 B, RB (INS - NATL)(f)	5.50%	12/15/2021	10,000	10,492,500
Series 2005 B, RB (INS - AMBAC)(f)	5.25%	12/15/2023	505	570,216
Series 2006 A, RB (INS - AGM)(f)	5.25%	12/15/2021	1,820	1,907,669
Series 2006, RB (INS - NATL)(f)	5.25%	12/15/2021	7,990	8,362,893
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,731,808
Series 2011-B, RB	5.00%	06/15/2021	1,000	1,023,020
Series 2013 AA, RB	5.00%	06/15/2021	6,000	6,138,120
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(a)(b)	1.30%	12/15/2021	1,000	1,000,950
Series 2016, RB	5.00%	06/15/2023	1,250	1,378,113
Series 2016, RN	5.00%	06/15/2030	2,025	2,343,371
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,856,050
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,371,165
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,786,100
Series 2018-A, Ref. RN	5.00%	06/15/2024	8,750	9,934,313
Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,928,025
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	12,398,297
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,109,075
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,332,842
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(f)	5.25%	01/01/2026	5,000	6,185,350
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.86%	01/01/2023	10,000	10,009,100
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,340,980
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,313,900
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,199,910
				177,377,906
New Mexico–0.26%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,804,928
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,140	1,157,419
				6,962,347
New York–14.90%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,421,052
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,303,429
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,410,535
Long Island (City of), NY Power Authority;
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.86%	10/01/2023	15,000	15,020,250
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,925,069
Series 2017, RB	5.00%	09/01/2025	1,000	1,222,710
Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	4,124,920
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2011 C, Ref. RB	5.00%	11/15/2027	$ 3,405	$ 3,482,566
Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,324,605
Series 2012 F, Ref. RB	5.00%	11/15/2030	4,085	4,272,665
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(c)(d)	0.03%	11/01/2032	8,745	8,745,000
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,352,150
Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,309,675
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,365,741
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(a)(b)	0.92%	02/01/2022	2,750	2,704,185
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(d)	0.05%	11/01/2035	41,015	41,015,000
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.55%	06/01/2022	11,580	11,509,246
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(a)(b)	0.65%	11/01/2022	11,800	11,413,078
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,093,250
Subseries 2018 D-1, RB (67% of 1 mo. USD LIBOR + 0.65%)(a)(b)	0.75%	07/01/2021	4,570	4,531,018
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,070,430
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	10,157,580
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,727,288
Series 2017 C-1, RB	5.00%	11/15/2023	3,000	3,210,990
Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,352,150
Series 2020, Ref. RB	5.00%	11/15/2027	3,750	4,306,162
Series 2020, Ref. RB	5.00%	11/15/2028	4,000	4,648,200
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,578,300
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	9,665,959
Series 2015 F, VRD GO Bonds(c)	0.01%	06/01/2044	8,000	8,000,000
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,399,180
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(c)(d)	0.02%	10/01/2042	29,155	29,155,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(f)	1.86%	03/01/2025	1,025	1,037,331
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(f)	1.87%	03/01/2026	2,725	2,757,782
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(f)	1.88%	03/01/2027	5,500	5,540,535
New York (City of), NY Municipal Water Finance Authority;
Series 2018 BB, VRD RB(c)	0.15%	06/15/2051	2,000	2,000,000
Subseries 2012 A-1, VRD RB(c)	0.03%	06/15/2044	64,320	64,320,000
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(c)	0.03%	06/15/2039	15,100	15,100,000
New York (State of) Dormitory Authority; Series 2019 A, Ref. RB	5.00%	03/15/2024	5,000	5,756,100
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,415,012
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,494,310
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(f)	5.75%	07/01/2027	2,000	2,384,500
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-3, RB(a)	5.00%	05/01/2026	4,000	4,761,520
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(c)(d)	0.04%	11/01/2046	13,700	13,700,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	916,344
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,214,280
New York State Dormitory Authority;
Series 2013 A, RB(a)(h)	5.00%	02/15/2023	5	5,522
Series 2013 A, RB	5.00%	02/15/2024	5,370	5,913,068
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,522,900
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (67% of 1 mo. USD LIBOR + 0.70%)(a)(b)	0.80%	02/01/2021	13,225	13,229,629
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC - Citibank N.A.)(c)(d)	0.03%	01/01/2032	3,500	3,500,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	$ 4,500	$ 5,137,560
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,884,250
				400,408,026
North Carolina–2.58%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.55%	12/01/2021	5,000	5,000,650
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 G, VRD RB(c)	0.01%	01/15/2048	1,000	1,000,000
Series 2018 H, VRD RB(c)	0.01%	01/15/2048	12,200	12,200,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(c)	0.01%	01/15/2038	6,100	6,100,000
Series 2007 C, Ref. VRD RB(c)	0.01%	01/15/2037	14,250	14,250,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	893,010
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(c)	0.09%	12/01/2021	300	300,000
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,929,828
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	1,970,419
Series 2019 A, Ref. RB	5.00%	01/01/2021	7,180	7,207,284
Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,541,414
Series 2019 B, Ref. RB	5.00%	01/01/2021	5,545	5,566,071
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(f)	5.00%	01/01/2024	1,150	1,297,982
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,363,803
Series 2017, Ref. RB (INS - AGM)(f)	5.00%	01/01/2026	1,350	1,630,273
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(a)(b)	0.50%	11/09/2022	5,000	5,003,900
				69,254,634
Ohio–1.67%
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,323,750
American Municipal Power, Inc. (Combined Hydroelectric); Series 2018 A, RB(a)	2.25%	08/15/2021	2,500	2,508,275
Cleveland (City of), OH;
Series 2006 A, RB (INS - AMBAC)(f)	5.25%	01/01/2021	3,980	3,993,890
Series 2011 A, RB	5.00%	01/01/2022	2,315	2,322,616
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,990	5,533,960
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(a)(h)	5.75%	06/01/2021	250	256,868
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,652,872
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,250,839
Ohio (State of); Series 2014 A, GO Bonds(a)(h)	5.00%	03/01/2022	4,190	4,441,484
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2011 B-1, Ref. RB	5.00%	01/01/2024	1,000	1,003,800
Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,481,487
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)	2.40%	10/01/2029	4,500	4,704,525
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group);
Series 2008 B4, Ref. VRD RB(c)	0.02%	01/01/2043	3,400	3,400,000
Series 2013 B-2, VRD RB(c)	0.04%	01/01/2039	2,000	2,000,000
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP -GNMA)	4.10%	03/01/2042	1,025	1,133,168
Series 2018 A, RB (CEP -GNMA)	4.00%	09/01/2048	1,725	1,879,698
				44,887,232
Oklahoma–0.24%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,900,175
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,491,158
				6,391,333
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.99%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	2.75%	11/15/2025	$ 2,000	$ 2,018,040
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,795,061
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,341,037
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,539,260
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	1,000	1,025,400
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,445,380
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2023	2,500	2,472,725
				26,636,903
Pennsylvania–3.01%
Bethlehem (City of), PA; Series 2014, Ref. RB (INS - BAM)(f)	5.00%	11/15/2021	1,400	1,462,146
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	7,015,380
Series 2018, RB	5.00%	06/01/2025	5,500	6,574,920
Series 2018, RB	5.00%	06/01/2026	2,000	2,466,940
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.52%	09/01/2022	4,000	3,977,960
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2021	500	513,105
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,451,601
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,171,758
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,153,170
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(b)	0.82%	09/01/2023	4,700	4,699,624
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. IDR(a)(h)	5.00%	05/15/2022	2,000	2,139,800
Series 2012, Ref. RB(a)(h)	5.00%	05/15/2022	1,000	1,069,900
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,284,500
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,068,594
Second Series 2016, Ref. GO Bonds	5.00%	09/15/2028	2,455	3,063,447
Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,659,729
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	559,890
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	597,210
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,642,170
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,712,880
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,753,050
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(b)	0.53%	12/01/2021	4,000	4,002,200
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,235,870
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,896,300
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,590,960
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,116,200
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	966,875
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,180,050
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,463,352
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,417,535
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,485,200
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,361,092
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(f)	5.00%	09/01/2024	1,000	1,167,700
				80,921,108
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.26%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$ 1,745	$ 1,756,116
Series 2002, RB	5.50%	05/15/2039	7,000	7,183,190
Series 2002, RB	5.63%	05/15/2043	900	904,770
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(f)	5.00%	07/01/2027	1,485	1,517,922
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	3,400	3,496,968
Series 2004 A, GO Bonds (INS - AGC)(f)	5.00%	07/01/2029	250	255,547
Series 2007 A, GO Bonds (INS - AGC)(f)	5.00%	07/01/2023	335	342,410
Series 2011 A, Ref. GO Bonds (INS - AGM)(f)	5.25%	07/01/2024	8,415	8,607,619
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 B, RB	5.00%	07/01/2023	5,000	5,012,500
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(f)	5.00%	07/01/2027	295	301,540
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	300	303,894
Series 2005 RR, RB (INS - NATL)(f)	5.00%	07/01/2021	450	452,344
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2021	125	125,651
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2024	5,645	5,718,272
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	355	359,608
Series 2007 TT, RB (INS - NATL)(f)	5.00%	07/01/2023	225	227,921
Series 2007 TT, RB (INS - NATL)(f)	5.00%	07/01/2026	270	273,505
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	1,220	1,228,333
Series 2002 D, RB (INS - AGM)(f)	5.00%	07/01/2027	615	628,635
Series 2002 D, RB (INS - AGM)(f)	5.00%	07/01/2032	435	444,653
Series 2003, RB (INS - AGC)(f)	5.00%	07/01/2028	1,070	1,093,733
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	1,575	1,595,443
Series 2007 M, RB (INS - AGC)(f)	5.00%	07/01/2032	160	163,402
Series 2007 M, RB (INS - AGC)(f)	5.00%	07/01/2037	280	285,953
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2006 B, RB (INS - AGC)(f)	5.00%	07/01/2023	100	102,212
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 F, Ref. RB (INS - AGC)(f)	5.25%	07/01/2021	1,500	1,533,615
Series 2007 M3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2027	1,145	1,177,655
Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	300	308,556
Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2028	100	102,852
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2024	11,002	10,292,811
Series 2018 A-1, RB(g)	0.00%	07/01/2027	5,752	5,046,230
				60,843,860
Rhode Island–0.45%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(f)	5.25%	09/15/2029	1,265	1,269,782
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,836,312
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,170,204
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,213,184
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,435	1,494,395
				11,983,877
South Carolina–1.55%
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,000	8,830,960
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,652,952
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,763,520
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(h)	5.00%	08/01/2021	1,300	1,341,379
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,136,910
Series 2018 C, VRD RB(c)	0.29%	05/01/2048	10,000	10,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina Transportation Infrastructure Bank;
Series 2012 A, Ref. RB(a)(h)	5.00%	10/01/2021	$10,000	$ 10,400,700
Series 2012 B, Ref. RB(a)(h)	5.00%	10/01/2022	5,000	5,439,250
				41,565,671
Tennessee–2.61%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,982,754
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,203,400
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,205,360
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,221,009
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB	5.00%	07/01/2021	885	900,231
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021	745	762,366
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,107,315
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	4,385	4,543,474
Series 2006 A, RB	5.25%	09/01/2023	39,950	44,947,345
Series 2017 A, RB(a)	4.00%	05/01/2023	3,420	3,686,623
Series 2018, RB(a)	4.00%	11/01/2025	4,000	4,592,480
				70,152,357
Texas–7.96%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	358,582
Series 2017, Ref. RB	5.00%	01/01/2025	900	910,000
Board of Regents of The University of Texas System; Series 2010, Ref. RB	5.00%	08/15/2021	5,340	5,522,628
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,545,500
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	575	609,684
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	5,011,513
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,854,942
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	11,370	14,016,026
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	3,055,625
Galveston (City of), TX; Series 2011, Ref. RB	5.00%	02/01/2021	1,000	1,007,410
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	5,000	5,580,500
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(c)	0.01%	11/01/2041	47,100	47,100,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,720,109
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,769,300
Series 2014 A, RB(a)(h)	5.00%	12/01/2024	1,445	1,714,651
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	540,880
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	881,633
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	4,285,397
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,522,672
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,784,763
Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.36%)(a)(b)	0.47%	08/01/2021	4,000	3,999,280
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,489,987
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2027	5,675	4,976,634
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,117,018
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,814,985
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(c)	0.03%	11/01/2038	7,200	7,200,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	$ 1,870	$ 2,193,061
North Texas Tollway Authority; Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,366,460
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP - Texas Permanent School Fund)(a)	1.75%	06/01/2022	2,900	2,909,222
San Antonio (City of), TX;
Series 2016, RB(h)	5.00%	02/01/2023	5,345	5,885,166
Series 2016, RB	5.00%	02/01/2023	1,155	1,273,746
Series 2018, Ref. RB	5.00%	02/01/2021	5,000	5,039,550
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	3,025,701
San Antonio Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	5,400	6,586,002
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,131,663
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,725,775
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,958,100
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,330	5,081,082
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	5,485	5,736,816
Series 2012, RB	5.00%	12/15/2022	500	543,700
Series 2012, RB	5.00%	12/15/2023	8,050	8,747,774
Series 2012, RB	5.00%	12/15/2028	200	215,114
Texas Public Finance Authority; Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,673,950
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,381,233
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,614,800
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, RB(h)	5.00%	07/01/2021	1,285	1,320,081
				213,798,715
Utah–0.17%
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB(a)	5.00%	08/01/2024	4,000	4,567,600
Virgin Islands–0.31%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, Ref. RB (INS - AGM)(f)	5.00%	10/01/2029	215	219,135
Series 2015, RB(e)	5.00%	09/01/2022	2,220	2,357,129
Series 2015, RB(e)	5.00%	09/01/2023	1,500	1,642,515
Series 2015, RB(e)	5.00%	09/01/2024	1,650	1,859,055
Series 2015, RB(e)	5.00%	09/01/2025	1,500	1,736,325
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, RB (INS - AGM)(f)	5.00%	07/01/2022	580	585,191
				8,399,350
Virginia–1.91%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	19,741,226
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,801,548
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	1,165	1,165,151
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,685,231
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,734,300
Series 2016, RB	5.00%	09/15/2024	1,015	1,197,436
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,280,050
Series 2017, RB	5.00%	05/15/2025	5,640	6,828,574
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,663,550
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR(a)	1.90%	06/01/2023	2,000	2,073,760
				51,170,826
Washington–1.51%
Energy Northwest (Columbia Generating Station); Series 2011 A, Ref. RB	5.00%	07/01/2023	2,500	2,569,875
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Energy Northwest (Project #3); Series 2018 C, Ref. RB	5.00%	07/01/2023	$ 4,000	$ 4,491,240
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,481,000
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,275,914
Washington (State of); Series 1998 C, GO Bonds	5.50%	07/01/2023	2,815	3,054,528
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.50%	01/01/2025	5,650	5,601,071
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(a)(b)	1.20%	07/01/2022	5,000	5,020,150
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital); Series 2010 A, RB	5.00%	10/01/2040	1,105	1,122,216
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,790,775
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,184,175
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	5,000	5,992,850
				40,583,794
West Virginia–0.36%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,593,125
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	7,157,631
				9,750,756
Wisconsin–0.33%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,377,199
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,605,229
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,838,911
				8,821,339
Wyoming–0.04%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	01/01/2024	1,000	1,137,880
TOTAL INVESTMENTS IN SECURITIES(j)–98.96% (Cost $2,561,099,915)					2,659,078,666
OTHER ASSETS LESS LIABILITIES–1.04%					27,962,807
NET ASSETS –100.00%					$2,687,041,473
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
UCR	– University of California Riverside
USD	– U.S. Dollar
VRD	– Variable Rate Demand
YMCA	– Young Men’s Christian Association
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $46,108,780, which represented 1.72% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to crossover refunding.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Limited Term Municipal Income Fund